Derivative Financial Instruments	12 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Derivative Financial Instruments
DERIVATIVE FINANCIAL INSTRUMENTS

The group has the following derivative financial instruments:

Figures in million (SA Rand)	Rand gold hedging contracts (a)	US$ gold hedging contracts (b)	US$ silver contracts (b)	Foreign exchange contracts (c)	Rand gold derivative contracts (a)	Total

At 30 June 2020

Derivative financial assets	19	8	11	30	—	68

Non-current	10	5	5	30	—	50
Current	9	3	6	—	—	18

Derivative financial liabilities	(3 626)	(356)	(4)	(760)	(257)	(5 003)

Non-current	(717)	(96)	(1)	(65)	—	(879)
Current	(2 909)	(260)	(3)	(695)	(257)	(4 124)

Net derivative financial instruments	(3 607)	(348)	7	(730)	(257)	(4 935)

Unamortised day one net loss included above	18	8	—	—	—	26
Unrealised losses included in other reserves, net of tax	3 053	342	—	—	—	3 395

Movements for the year ended 30 June 2020

Realised losses included in revenue	(1 263)	(134)	—	—	—	(1 397)
Unrealised losses on gold contracts recognised in other comprehensive income	(4 820)	(391)	—	—	—	(5 211)

Gains/(losses) on derivatives	—	—	6	(1 235)	(174)	(1 403)
Unrealised losses reclassified to profit or loss as a result of discontinuance of hedge accounting	(235)	—	—	—	—	(235)
Day one loss amortisation	(34)	(6)	—	—	—	(40)

Total gains/(losses) on derivatives	(269)	(6)	6	(1 235)	(174)	(1 678)

Hedge effectiveness

Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(4 820)	(391)	—	—	—	(5 211)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	4 820	391	—	—	—	5 211

18	DERIVATIVE FINANCIAL INSTRUMENTS continued

Figures in million (SA Rand)	Rand gold hedging contracts (a)	US$ gold hedging contracts (b)	US$ silver contracts (b)	Foreign exchange contracts (c)	Rand gold derivative contracts (a)	Total

At 30 June 2019

Derivative financial assets	45	5	—	456	—	506

Non-current	23	1	—	173	—	197
Current	22	4	—	283	—	309

Derivative financial liabilities	(322)	(55)	(2)	(2)	(61)	(442)

Non-current	(158)	(14)	—	—	—	(172)
Current	(164)	(41)	(2)	(2)	(61)	(270)

Net derivative financial instruments	(277)	(50)	(2)	454	(61)	64

Unamortised day one net loss included above	36	5	—	—	—	41
Unrealised losses included in other reserves, net of tax	165	49	—	—	—	214

Movements for the year ended 30 June 2019

Realised gains included in revenue	453	—	—	—	—	453
Unrealised gain/loss on gold contracts recorded in other comprehensive income	(302)	(49)	—	—	—	(351)

Gains/(losses) on derivatives	—	—	13	554	(51)	516
Day one loss amortisation	(31)	(1)	—	—	—	(32)

Total gains/(losses) on derivatives	(31)	(1)	13	554	(51)	484

Hedge effectiveness

Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(302)	(49)	—	—	—	(351)
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	302	49	—	—	—	351

Figures in million (SA Rand)	Rand gold hedging contracts (a)	US$ gold derivative contracts (b)	US$ silver contracts (b)	Foreign exchange contracts (c)	Rand gold derivative contracts (a)	Total

Movements for the year ended 30 June 2018

Realised gains included in revenue	1 197	—	—	—	—	1 197

Unrealised gains on gold contracts recognised in other comprehensive income	413	—	—	—	—	413

Gains/(losses) on derivatives	(12)	29	6	113	—	136
Day one loss amortisation	(37)	—	—	—	—	(37)

Total gains/(losses) on derivatives	(49)	29	6	113	—	99

18	DERIVATIVE FINANCIAL INSTRUMENTS continued

Hedge accounting
Harmony has entered into gold forward sale derivative contracts to hedge the risk of lower gold prices. Cash flow hedge accounting is applied to the majority of these contracts, resulting in the effective portion of the unrealised gains and losses being recorded in other comprehensive income (other reserves - refer to note 24). Refer to note 37 for a summary of the risk management strategy applied and the balances relating to designated hedging instruments as at reporting date.

Hedge effectiveness is determined at the inception of the hedge relationship and through periodic prospective effectiveness assessments. The group enters into gold forward contracts that have similar terms as the hedged item, such as notional amount, maturity date and reference gold spot price thereby ensuring that an economic relationship exists between the hedging instrument and the hedged item and resulting in a hedge ratio of 1:1. Potential sources of hedge ineffectiveness include counterparty and own credit risk, day one gains and losses, a mismatch in the timing of the derivative and underlying gold sale maturities, location differential and the refining margin. Hedge ineffectiveness is measured by comparing the change in the expected cash flows from a forward sale contract versus the sale of an equivalent quantity of gold in the open market. Ineffectiveness results when the changes in the fair values in the hedging instruments exceed the fair value changes in the hedged item. A negligible amount of hedge ineffectiveness was experienced in the years presented.

The gains and losses from derivative contracts to which hedge accounting is not applied is included in gains/(losses) on derivatives in profit or loss.

(a)	Rand gold contracts

Discontinuance of hedge accounting

As a result of the original 21-day lockdown announced in South Africa, effective 27 March 2020, aimed to slow the spread of COVID-19, Harmony placed all deep-level underground mines in South Africa on care and maintenance. As a result, a significant volume of the underlying exposure that was originally intended to be hedged was delayed.

A total of 63 400 ounces of gold forwards were originally set to mature in the months of April and May 2020. After assessing forecasts of gold production at 1 April 2020, the hedged items, being the sales of gold, relating to 30 500 ounces of gold forwards were assessed to no longer be probable. The hedged items relating to the remaining balance of gold forwards were still considered to be highly probable.

Due to the fact that the occurrence of the forecast transactions/hedged items were no longer considered probable, there was no longer an effective hedging relationship and therefore hedge accounting for these hedges was discontinued. Unrealised losses relating to the hedges amounting to R48 million and R187 million of restructured contracts discussed below, previously recognised in other comprehensive income, were immediately reclassified to profit or loss as gains/losses on derivatives.

Restructuring of contracts

In response to the gold forwards’ hedged items no longer being probable and in order to better match the cash flows relating to the underlying exposure, certain of the Rand gold forwards with maturities between 15 April 2020 and 31 May 2020 were effectively extended to mature between the periods July 2020 and March 2021.

The restructured gold forwards retained the pricing of the original forwards. They were not designated as hedging instruments as the difference in the costing structure would have required a different effectiveness assessment than currently used by management. Unrealised losses relating to the hedges amounting to R187 million, previously recognised in other comprehensive income, were immediately reclassified to profit or loss as gains/losses on derivatives. All future gains and losses on the restructured hedges will be recognised in profit or loss. Subsequently, losses of R70 million have been recognised in profit or loss.

(b)	US$ commodity contracts

Harmony maintains a derivative programme for Hidden Valley by entering into commodity derivative contracts. The contracts comprise US$ gold forward sale contracts as well as silver zero cost collars which establish a minimum (floor) and maximum (cap) silver sales price. Hedge accounting is applied to all US$ gold forward sale contracts entered into from 1 January 2019 and these are shown separately from the silver zero cost collars that are not hedge accounted.

(c)	Foreign exchange contracts

Harmony maintains a foreign exchange derivative programme in the form of zero cost collars, which sets a floor and cap Rand/US$ exchange rate at which to convert US dollars to Rands, and foreign exchange forward contracts. Hedge accounting is not applied to these contracts.

18	DERIVATIVE FINANCIAL INSTRUMENTS continued

The following table shows the open position at the reporting date:

	FY2021				FY2022				TOTAL
	Q1	Q2	Q3	Q4	Q1	Q2	Q3	Q4

Foreign exchange contracts

Zero cost collars
US$m	116	115	99	65	47	42	27	—	511
Average Floor	15.36	15.40	15.44	15.91	16.32	16.93	17.99	—	15.81
Average Cap	16.45	16.58	16.62	17.28	17.90	18.54	19.65	—	17.09

Forward contracts
US$m	66	44	35	12	9	9	8	—	183
Average Forward rate	15.83	15.82	16.13	16.93	18.18	18.41	18.71	—	16.38

R/gold

'000 oz - restructured	8	8	8	—	—	—	—	—	24
'000 oz - cash flow hedge	80	78	77	71	61	44	25	10	446
Average R'000/kg	673	679	691	737	806	851	950	1037	743

US$/gold

'000 oz - cash flow hedge	12	12	12	12	12	12	10	5	87
Average US$/oz	1 413	1 442	1 489	1 521	1 561	1 606	1 710	1 760	1 543

Total gold

'000 oz	100	98	97	83	73	56	35	15	557

US$/silver

'000 oz	360	340	300	270	230	90	10	—	1 600
Average Floor	17.47	17.87	18.01	18.17	18.21	17.86	18.40	—	17.91
Average Cap	18.92	19.37	19.50	19.70	19.75	19.44	20.15	—	19.41

Refer to note 37 for the details on the fair value measurements.